COMMITMENT AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

18. COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases facilities under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. Total rental expense for offices was RMB41,543, RMB82,710, and RMB88,694 (US$12,775) for the years ended December 31, 2014, 2015 and 2016, respectively. Total other operating lease expenses were RMB111,188, RMB222,138, and RMB347,711 (US$50,081) for the years ended December 31, 2014, 2015 and 2016, respectively.

Future minimum payments under non-cancelable operating leases consist of the following as of December 31, 2016:

	RMB	US$
2017	77,931	11,224
2018	72,722	10,474
2019	62,948	9,066
2020	47,782	6,882
2021 and thereafter	—	—

	261,383	37,646

Litigation

The Group is involved in several other proceeding as of December 31, 2016 which are either immaterial, or the Group does not believe that a reasonable possibility of loss has been incurred as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Group believes that such matters, individually and in the aggregate, when finally resolved, are reasonably likely not to have a material adverse effect on the Group’s consolidated results of operations, financial position and cash flows.